Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Other Comprehensive (Loss) Income Included in Stockholders' Equity

The following table sets forth the amounts of other comprehensive income (loss) included in stockholders’ equity along with the related tax effect for the years ended December 31, 2014, 2013 and 2012.

	Pre-Tax Amount	Tax Benefit (Expense)	Net of Tax Amount
December 31, 2014:
Unrealized holding gains (losses) on:
Available for sale securities	$7,773	(2,643)	5,130
Derivatives	359	(122)	237
Reclassification adjustments for gains on:
Available for sale securities	(578)	197	(381)

	$7,554	(2,568)	4,986

December 31, 2013:
Unrealized holding gains on:
Available for sale securities	($16,012)	5,444	(10,568)
Derivatives	376	(128)	248
Reclassification adjustments for gains on:
Available for sale securities	(1,661)	565	(1,096)
Other than temporary impairment	400	(136)	264

	($16,897)	5,745	(11,152)

December 31, 2012:
Unrealized holding gains on:
Available for sale securities	$5,071	(1,723)	3,348
Derivatives	171	(58)	113
Reclassification adjustments for gains on:
Available for sale securities	(1,671)	567	(1,104)

	$3,571	(1,214)	2,357